SEGMENT REPORTING - Information By Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 26, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Segment Reporting
Net sales	$ 1,393,708	$ 1,486,227	$ 1,242,001	$ 1,032,062	$ 998,041	$ 1,163,026	$ 1,239,817	$ 1,015,125	$ 5,153,998	$ 4,416,009	$ 4,489,180
Interest expense (income)									9,311	8,700	8,893
Amortization expense									8,716	6,325	6,393
Depreciation									63,964	60,494	54,949
Segment earnings before income taxes									340,983	240,674	197,853
Segment assets	2,404,891				1,889,477				2,404,891	1,889,477	1,647,548
Capital expenditures									89,182	84,933	95,862
Intersegment net sales
Segment Reporting
Net sales									(540,039)	(437,257)	(441,634)
Corporate
Segment Reporting
Net sales									1,981	723	822
Interest expense (income)									9,197	8,479	8,274
Amortization expense									46
Depreciation									23,384	22,116	20,089
Segment earnings before income taxes									(5,236)	(8,379)	(3,026)
Segment assets	770,112				450,299				770,112	450,299	219,866
Capital expenditures									32,604	31,050	35,046
Retail | Operating Segments
Segment Reporting
Net sales									2,167,122	1,498,710	1,512,477
Interest expense (income)									2		1
Amortization expense									1,482	1,380	1,038
Depreciation									11,675	11,041	10,029
Segment earnings before income taxes									155,364	61,708	52,211
Segment assets	510,464				402,221				510,464	402,221	401,012
Capital expenditures									16,277	15,502	17,497
Retail | Intersegment net sales
Segment Reporting
Net sales									142,839	135,705	125,310
Industrial
Segment Reporting
Net sales									1,072,117	1,085,635	1,050,945
Industrial | Operating Segments
Segment Reporting
Net sales									1,072,117	1,085,635	1,050,945
Interest expense (income)									22	108	191
Amortization expense									4,159	3,034	3,055
Depreciation									15,163	14,340	13,026
Segment earnings before income taxes									83,430	82,913	59,403
Segment assets	416,487				377,329				416,487	377,329	370,386
Capital expenditures									21,141	20,134	22,724
Industrial | Intersegment net sales
Segment Reporting
Net sales									45,217	45,010	39,806
Construction | Operating Segments
Segment Reporting
Net sales									1,695,684	1,637,156	1,705,016
Interest expense (income)										16	202
Amortization expense									2,152	1,164	1,443
Depreciation									12,123	11,465	10,414
Segment earnings before income taxes									69,092	82,407	71,234
Segment assets	510,972				522,638				510,972	522,638	512,670
Capital expenditures									16,902	16,097	18,168
Construction | Intersegment net sales
Segment Reporting
Net sales									68,294	56,116	50,465
All Other | Operating Segments
Segment Reporting
Net sales									217,094	193,785	219,920
Interest expense (income)									90	97	225
Amortization expense									877	747	857
Depreciation									1,619	1,532	1,391
Segment earnings before income taxes									38,333	22,025	18,031
Segment assets	$ 196,856				$ 136,990				196,856	136,990	143,614
Capital expenditures									2,258	2,150	2,427
All Other | Intersegment net sales
Segment Reporting
Net sales									$ 283,689	$ 200,426	$ 226,053